Average Annual Total Returns - FidelityAdvisorFocusFunds-AMCIZComboPRO - FidelityAdvisorFocusFunds-AMCIZComboPRO - Fidelity Advisor Biotechnology Fund	Sep. 28, 2024
Fidelity Advisor Biotechnology Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	4.31%
Past 5 years	9.00%
Past 10 years	7.82%
Fidelity Advisor Biotechnology Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	3.98%
Past 5 years	6.99%
Past 10 years	6.56%
Fidelity Advisor Biotechnology Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	2.72%
Past 5 years	6.70%
Past 10 years	6.07%
Fidelity Advisor Biotechnology Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	8.86%
Past 5 years	9.47%
Past 10 years	7.81%
Fidelity Advisor Biotechnology Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	6.54%
Past 5 years	9.21%
Past 10 years	7.74%
Fidelity Advisor Biotechnology Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	10.99%
Past 5 years	10.60%
Past 10 years	8.75%
Fidelity Advisor Biotechnology Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	11.15%
Past 5 years	10.74%
Since Inception	6.88%	[1]
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%
F1501
Average Annual Return:
Past 1 year	5.96%
Past 5 years	11.27%
Past 10 years	10.06%

[1]	A From October 2, 2018 .